Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 722	$ 646
Accrued interest on loans	27	26
Deferred financing costs, net	649	596
Other assets	14	10
Loans receivable, net	4,045	3,604
Total assets	5,457	4,882
Liabilities and Members' Capital
Customer interest escrow	255	329
Accounts payable and accrued expense	59	41
Notes payable unsecured	3,239	1,502
Notes payable related party	0	1,108
Total liabilities	3,553	2,980
Commitments and Contingencies (Note 8)
Members' capital	1,904	1,902
Total liabilities and members' capital	$ 5,457	$ 4,882